Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions		$ 1,051	$ 880
Sales to SDI Cuentas LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions		2,052	62
Consulting fees to Angelo De Prado [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[1]	6
Consulting fees to Sima Maimon Bakhar [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[2]	10
Doubtful accounts – Cuentas SDI LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions		157
Consulting fees to Carol Pepper [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[3]		40
Cima Telecom Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[4]	$ 918	$ 840

[1]	Angelo De Prado is the son of Michael De Prado.
[2]	Sima Maimon Bakhar is the wife of Aril Maimon.
[3]	Composed of consulting fee in additional to the directorship fees.
[4]	Composed of periodic fees in the amount of $700 thousand for the maintenance and support services in accordance with the software maintenance agreement and the Settlement Agreement and General Release dated August 2, 2022 and $500 for the first half of the second calendar year from the effective date of the agreement, $218 thousand for software development and other services during 2022 and $340 thousand for software development and other services during 2022. Refer to note 10. The maintenance and support services and most of the software development and other services were recorded in cost of goods sold in the Digital products and General-Purpose Reloadable Cards segment.